ActivePassive U.S. Equity ETF
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.44%
Automobiles & Components - 1.81%
BorgWarner, Inc.	4,636	$205,514
General Motors Co.	9,028	292,597
Lear Corp.	488	59,858
Lucid Group, Inc. (a)	2,684	20,828
Rivian Automotive, Inc. (a)	4,392	64,694
Tesla, Inc. (a)	10,492	2,139,634
		2,783,125
Banks - 2.89%
Bank of America Corp.	25,376	705,199
Citigroup, Inc.	13,908	616,403
Citizens Financial Group, Inc.	4,880	125,806
Huntington Bancshares, Inc.	11,468	118,235
JPMorgan Chase & Co.	15,616	2,119,247
Regions Financial Corp.	8,052	139,058
Wells Fargo & Co.	15,860	631,387
		4,455,335
Capital Goods - 4.35%
Boeing Co. (a)	1,952	401,526
Carrier Global Corp.	7,808	319,347
Cummins, Inc.	732	149,628
Deere & Co.	732	253,257
Eaton Corp PLC (b)	3,172	557,955
Ferguson PLC (b)	976	141,432
Fortive Corp.	10,004	651,360
General Electric Co.	7,076	718,427
Honeywell International, Inc.	3,416	654,507
Howmet Aerospace, Inc.	3,172	135,603
Hubbell, Inc.	488	137,840
Illinois Tool Works, Inc.	732	160,110
Lockheed Martin Corp.	732	325,015
PACCAR, Inc.	6,832	469,905
Raytheon Technologies Corp.	5,368	494,608
Snap-on, Inc.	732	182,166
Textron, Inc.	5,612	347,214
Trane Technologies PLC (b)	1,220	199,141
United Rentals, Inc.	732	244,334
WW Grainger, Inc.	244	158,361
		6,701,736
Commercial & Professional Services - 1.82%
Automatic Data Processing, Inc.	3,660	764,903
Cintas Corp.	1,708	806,415
Copart, Inc. (a)	10,980	961,739
CoStar Group, Inc. (a)	3,416	271,230
		2,804,287
Consumer Discretionary Distribution & Retail - 4.05%
Amazon.com, Inc. (a)	35,136	4,236,698
Chewy, Inc. (a)	2,440	71,956
Home Depot, Inc.	3,904	1,106,589
LKQ Corp.	5,124	270,291
Lowe's Cos, Inc.	732	147,227
TJX Cos, Inc.	3,904	299,788
Ulta Beauty, Inc. (a)	244	99,999
		6,232,548
Consumer Durables & Apparel - 1.18%
DR Horton, Inc.	3,660	391,034
Garmin Ltd. (b)	1,708	176,180
Lennar Corp.	3,904	418,197
Lennar Corp.	3,416	322,983
NIKE, Inc.	1,464	154,101
PulteGroup, Inc.	5,368	354,717
		1,817,212
Consumer Services - 1.33%
Caesars Entertainment, Inc. (a)	2,196	90,058
Darden Restaurants, Inc.	2,440	386,789
DoorDash, Inc. (a)	1,952	127,446
McDonald's Corp.	4,392	1,252,203
MGM Resorts International	1,708	67,107
Starbucks Corp.	1,220	119,121
		2,042,724
Consumer Staples Distribution & Retail - 0.83%
Albertsons Cos, Inc.	2,196	44,711
Kroger Co.	4,148	188,029
Walmart, Inc.	7,076	1,039,252
		1,271,992
Energy - 2.76%
Chevron Corp.	1,952	294,010
ConocoPhillips	976	96,917
Coterra Energy, Inc.	7,320	170,190
EQT Corp.	2,928	101,807
Exxon Mobil Corp.	19,520	1,994,553
Marathon Petroleum Corp.	5,368	563,157
Occidental Petroleum Corp.	4,148	239,174
Phillips 66	4,392	402,351
Valero Energy Corp.	3,660	391,766
		4,253,925
Financial Services - 7.59%
Bank of New York Mellon Corp.	10,980	441,396
Berkshire Hathaway, Inc. (a)	6,344	2,036,931
BlackRock, Inc.	1,464	962,653
Block, Inc. (a)	3,660	221,027
Cboe Global Markets, Inc.	732	96,931
Equitable Holdings, Inc.	9,272	227,535
Fiserv, Inc. (a)	3,172	355,867
Franklin Resources, Inc.	11,956	287,064
Goldman Sachs Group, Inc.	1,952	632,253
Interactive Brokers Group, Inc.	3,416	263,818
LPL Financial Holdings, Inc.	488	95,053
MarketAxess Holdings, Inc.	244	66,468
Mastercard, Inc.	4,148	1,514,103
Morgan Stanley	9,760	797,978
MSCI, Inc.	488	229,619
Nasdaq, Inc.	13,908	769,808
PayPal Holdings, Inc. (a)	1,708	105,879
Rocket Cos, Inc. (a)	15,616	125,240
State Street Corp.	6,344	431,519
Synchrony Financial	4,636	143,531
Toast, Inc. (a)	2,928	61,400
Visa, Inc.	8,296	1,833,664
		11,699,737
Food, Beverage & Tobacco - 3.54%
Altria Group, Inc.	9,028	401,024
Campbell Soup Co.	7,076	357,692
Conagra Brands, Inc.	9,272	323,315
General Mills, Inc.	7,320	616,051
Hershey Co.	732	190,100
J M Smucker Co.	2,440	357,680
Keurig Dr Pepper, Inc.	11,468	356,884
Mondelez International, Inc.	17,080	1,253,843
PepsiCo, Inc.	8,784	1,601,762
		5,458,351
Health Care Equipment & Services - 3.73%
Boston Scientific Corp. (a)	9,760	502,445
Cardinal Health, Inc.	2,196	180,731
Cigna Group	976	241,472
HCA Healthcare, Inc.	1,708	451,237
Hologic, Inc. (a)	7,808	615,972
Humana, Inc.	488	244,913
Intuitive Surgical, Inc. (a)	732	225,339
McKesson Corp.	732	286,095
Stryker Corp.	976	268,966
UnitedHealth Group, Inc.	4,392	2,139,957
Universal Health Services, Inc.	976	128,959
Veeva Systems, Inc. (a)	1,464	242,585
Zimmer Biomet Holdings, Inc.	1,708	217,497
		5,746,168
Household & Personal Products - 1.12%
Kimberly-Clark Corp.	976	131,057
Procter & Gamble Co.	11,224	1,599,420
		1,730,477
Insurance - 1.56%
Aflac, Inc.	12,444	799,030
Arch Capital Group Ltd. (a)(b)	5,612	391,156
Everest Re Group Ltd. (b)	244	82,965
Fidelity National Financial, Inc.	6,588	224,914
Globe Life, Inc.	2,196	226,583
Hartford Financial Services Group, Inc.	1,708	117,032
Principal Financial Group, Inc.	8,540	559,029
		2,400,709
Materials - 1.74%
Albemarle Corp.	1,220	236,107
CF Industries Holdings, Inc.	732	45,025
Corteva, Inc.	5,368	287,134
DuPont de Nemours, Inc.	7,564	508,225
Freeport-McMoRan, Inc.	5,612	192,716
International Paper Co.	4,392	129,300
Linde PLC (b)	3,172	1,121,811
Mosaic Co.	1,464	46,789
Nucor Corp.	244	32,223
Steel Dynamics, Inc.	976	89,694
		2,689,024
Media & Entertainment - 6.24%
Alphabet, Inc. (a)	7,076	872,966
Alphabet, Inc. (a)	30,500	3,747,536
Comcast Corp.	6,832	268,839
Fox Corp.	9,272	289,286
Fox Corp.	10,736	313,599
Meta Platforms, Inc. (a)	9,760	2,583,668
Netflix, Inc. (a)	732	289,308
Paramount Global	1,220	21,435
Pinterest, Inc. (a)	3,172	75,938
ROBLOX Corp. (a)	2,684	112,352
Roku, Inc. (a)	1,220	71,004
Snap, Inc. (a)	6,100	62,220
Trade Desk, Inc. (a)	2,440	170,995
Walt Disney Co. (a)	8,296	729,716
		9,608,862
Pharmaceuticals, Biotechnology & Life Sciences - 7.49%
AbbVie, Inc.	6,100	841,556
Agilent Technologies, Inc.	6,832	790,257
Avantor, Inc. (a)	10,492	209,210
Biogen, Inc. (a)	976	289,296
Bristol-Myers Squibb Co.	13,664	880,508
Catalent, Inc. (a)	2,928	109,009
Danaher Corp.	1,464	336,164
Eli Lilly & Co.	3,660	1,571,825
Gilead Sciences, Inc.	11,712	901,121
Johnson & Johnson	9,516	1,475,551
Merck & Co, Inc.	13,664	1,508,642
Moderna, Inc. (a)	1,952	249,290
Pfizer, Inc.	28,304	1,076,118
Regeneron Pharmaceuticals, Inc. (a)	244	179,477
Thermo Fisher Scientific, Inc.	1,708	868,450
Vertex Pharmaceuticals, Inc. (a)	488	157,902
Viatris, Inc.	11,224	102,700
		11,547,076
Real Estate Management & Development - 0.29%
CBRE Group, Inc. (a)	2,196	164,524
Zillow Group, Inc. (a)	2,928	131,145
Zillow Group, Inc. (a)	3,416	155,804
		451,473
Semiconductors & Semiconductor Equipment - 6.54%
Advanced Micro Devices, Inc. (a)	2,196	259,589
Analog Devices, Inc.	2,440	433,564
Applied Materials, Inc.	7,076	943,231
Broadcom, Inc.	2,684	2,168,565
KLA Corp.	488	216,179
Lam Research Corp.	488	300,950
Microchip Technology, Inc.	9,516	716,174
NVIDIA Corp.	10,248	3,877,227
ON Semiconductor Corp. (a)	1,708	142,789
QUALCOMM, Inc.	2,196	249,048
Skyworks Solutions, Inc.	5,368	555,642
Texas Instruments, Inc.	1,220	212,134
		10,075,092
Software & Services - 11.01%
Accenture PLC (b)	5,856	1,791,468
Adobe, Inc. (a)	3,172	1,325,230
ANSYS, Inc. (a)	732	236,868
Cloudflare, Inc. (a)	2,684	185,625
Datadog, Inc. (a)	2,684	254,738
DocuSign, Inc. (a)	2,196	123,854
Microsoft Corp.	28,792	9,455,005
Okta, Inc. (a)	1,464	133,078
Oracle Corp.	976	103,397
Palantir Technologies, Inc. (a)	14,640	215,354
Roper Technologies, Inc.	1,708	775,808
Salesforce, Inc. (a)	5,368	1,199,104
Snowflake, Inc. (a)	1,220	201,739
Synopsys, Inc. (a)	976	444,041
Twilio, Inc. (a)	2,684	186,860
UiPath, Inc. (a)	4,148	74,208
Unity Software, Inc. (a)	2,928	87,020
Zoom Video Communications, Inc. (a)	2,440	163,797
		16,957,194
Technology Hardware & Equipment - 8.81%
Amphenol Corp.	5,856	441,835
Apple, Inc.	58,072	10,293,263
Arista Networks, Inc. (a)	976	162,348
CDW Corp.	732	125,677
Cisco Systems, Inc.	25,620	1,272,545
Corning, Inc.	10,492	323,259
Hewlett Packard Enterprise Co.	15,372	221,664
Juniper Networks, Inc.	12,932	392,745
Keysight Technologies, Inc. (a)	1,708	276,354
Motorola Solutions, Inc.	244	68,788
		13,578,478
Telecommunication Services - 1.15%
AT&T, Inc.	13,664	214,935
T-Mobile US, Inc. (a)	5,368	736,758
Verizon Communications, Inc.	22,936	817,209
		1,768,902
Transportation - 1.59%
American Airlines Group, Inc. (a)	1,708	25,244
Delta Air Lines, Inc. (a)	1,708	62,052
Expeditors International of Washington, Inc.	1,708	188,409
FedEx Corp.	732	159,561
JB Hunt Transport Services, Inc.	244	40,741
Old Dominion Freight Line, Inc.	1,220	378,737
Southwest Airlines Co.	976	29,153
Uber Technologies, Inc. (a)	5,856	222,118
Union Pacific Corp.	2,684	516,724
United Airlines Holdings, Inc. (a)	1,952	92,652
United Parcel Service, Inc.	4,392	733,464
		2,448,855
Utilities - 3.02%
AES Corp.	10,736	211,929
Ameren Corp.	5,124	415,403
American Electric Power Co, Inc.	2,196	182,532
CenterPoint Energy, Inc.	18,056	509,360
Consolidated Edison, Inc.	4,392	409,774
Constellation Energy Corp.	2,684	225,510
Edison International	1,708	115,324
Evergy, Inc.	9,272	536,385
NextEra Energy, Inc.	9,272	681,120
NiSource, Inc.	20,984	564,259
PG&E Corp. (a)	22,692	384,402
PPL Corp.	13,664	357,997
Xcel Energy, Inc.	976	63,723
		4,657,718
TOTAL COMMON STOCKS (Cost $130,632,634)		133,181,000

EXCHANGE TRADED FUNDS - 9.57%
Dimensional US Small Cap ETF	292,800	14,745,408
TOTAL EXCHANGE TRADED FUNDS (Cost $14,931,936)		14,745,408

REAL ESTATE INVESTMENT TRUSTS - 2.40%
Equity Real Estate Investment Trusts (REITs) - 2.40%
American Tower Corp.	2,928	540,040
Boston Properties, Inc.	2,440	118,755
Host Hotels & Resorts, Inc.	19,276	319,982
Iron Mountain, Inc.	4,148	221,586
Prologis, Inc.	5,612	698,974
Public Storage	244	69,125
Realty Income Corp.	2,440	145,034
Regency Centers Corp.	7,808	439,356
Simon Property Group, Inc.	1,952	205,253
VICI Properties, Inc.	9,760	301,877
Weyerhaeuser Co.	11,224	321,680
WP Carey, Inc.	4,636	321,553
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,894,399)		3,703,215

SHORT-TERM INVESTMENTS - 1.48%
First American Government Obligations Fund, Class X, 4.965% (c)	2,278,396	2,278,396
TOTAL SHORT-TERM INVESTMENTS (Cost $2,278,396)		2,278,396

Total Investments (Cost $151,737,365) - 99.89%		153,908,019
Other Assets in Excess of Liabilities - 0.11%		168,270
TOTAL NET ASSETS - 100.00%		$154,076,289

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown represents the seven day yield at May 31, 2023.

Abbreviations
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$133,181,000	$-	$-	$133,181,000
Exchange-Traded Funds	14,745,408	-	-	14,745,408
Real Estate Investment Trusts*	3,703,215	-	-	3,703,215
Total Equity	151,629,623	-	-	151,629,623
Money Market Funds	2,278,396	-	-	2,278,396
Total Investments in Securities	$153,908,019	$-	$-	$153,908,019

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2023.